Employee Benefits - Additional Information (Detail) (USD $)	12 Months Ended			24 Months Ended				12 Months Ended					1 Months Ended			12 Months Ended				12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012 Shares Granted, Not Yet Vested	Sep. 30, 2012 Available For Grants	Sep. 30, 2012 Minimum	Sep. 30, 2012 Maximum	Sep. 30, 2012 Supplemental Executive Retirement Plan	Sep. 30, 2011 Supplemental Executive Retirement Plan	Sep. 30, 2010 Supplemental Executive Retirement Plan	Jun. 30, 2012 Supplemental Executive Retirement Plan Group 8	Jun. 30, 2012 Supplemental Executive Retirement Plan Group 9	Jun. 30, 2012 Supplemental Executive Retirement Plan Group 10	Sep. 30, 2012 Stock Options	Sep. 30, 2011 Stock Options	Sep. 30, 2010 Stock Options	Sep. 30, 2009 Stock Options	Sep. 30, 2012 13,000 Options	Sep. 30, 2012 4,000 options	Sep. 30, 2011 55,000 Options	Sep. 30, 2010 155,000 Options	Sep. 30, 2010 Restricted Stock	Sep. 30, 2012 Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Expense related to incentive plans	$ 1,860,695	$ 503,545	$ 1,030,187
Vesting period								4 years	5 years															5 years
Options, exercise period from grant date																10 years				120 months	120 months	90 months	84 months
Number of authorized shares for the plan	707,943			707,943																					283,177
Shares issued upon the exercise of option granted	73,628
Option granted, outstanding	559,025			559,025												559,025	565,275	512,775	357,775
Remaining shares available to be granted	75,290			75,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures				71,500																13,000	4,000	55,000	155,000
Shares issued in period, intrinsic value				48,795
Stock option expense	93,876	105,091	61,186
Unrecognized stock option expense not yet recognized	200,701			200,701
Unrecognized stock option expense not yet recognized, period of recognition																3 years
Benefit plan, benefit payment period					15 years
Retirement benefit benefit restoration plan as a percentage of final base salary													50.00%	30.00%	10.00%
Benefit plan, accrued liability										1,326,929	1,203,641
Benefit plan, period expense										123,288	150,820	135,841
Common Stock, Shares Held in Employee Trust, Shares	57,280			57,280		23,891	33,389
ESOP trust borrowing	3,171,580		2,334,000
Shares for allocation under the ESOP	317,158			317,158
Additional shares purchased by ESOP in incremental stock offering			300,000
Service year required for vesting of shares under ESOP	5 years
Expense related to ESOP	311,866
ESOP shares, allocated		21,146	15,157
ESOP shares committed to be allocated	21,000			21,000
ESOP shares, unallocated shares	418,393			418,393
ESOP shares, market value of unallocated shares	$ 4,079,332			$ 4,079,332